SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Related Party Transactions [Abstract]
Borrowing from a related party				$ 111,690
Repayment of the borrowing from a related party				143,602
Payment of professional fees on behalf of the Company				355,450
Payment of settlement fees to a former employee on behalf of the Company		800,000
Receipt the Series B preferred shares issued by the Company	$ 1,000,000	$ 800,000